Right of Use Assets and Operating Lease Liability (Tables)	12 Months Ended
Dec. 31, 2023
Right of Use Assets and Operating Lease Liability [Abstract]
Schedule of Information Pertaining to Lease Amounts Recognized	Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:
	As of December 31,
	2023	2022
Leasehold buildings	$3,648,367	$483,401
Accumulated amortization	(957,846)	(440,689)
ROU assets, net of accumulated amortization	$2,690,521	$42,712

Schedule of Operating Lease Costs
	For the years ended December 31,
	2023	2022	2021
Operating lease cost:
Operating lease costs	$114,694	$283,521	$249,749
Short-term lease costs	246,489	362,665	112,796
	$361,183	$646,186	$362,545

Supplemental cash flow information:
Operating cash flows from operating leases	$295,416	$177,779	$233,903
Right-of-use obtained in exchange for new operating lease liabilities	3,045,610	61,022	138,339
Weighted-average remaining lease term (years):
Operating leases	5.04	1.33	0.9

Schedule of Weighted-Average Discount Rate for Operating Leases	As of December 31, 2023 and 2022, the weighted-average discount rate for operating leases was 6.0% and 5.0%, respectively.
Operating leases
Years Ended December 31,
2024	$854,888
2025	768,781
2026	703,306
2027	717,507
2028	215,252
Total operating lease payment	3,259,734
Less: Imputed interest	(356,228)
Present value of operating lease liabilities	2,903,506

Operating lease liabilities – current	$708,953
Operating lease liabilities – non-current	$2,194,553